Investment Securities - Fair Value of Trading and Other Securities by Type (Details 5) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Trading securities
Bonds	$ 131,000,000	$ 2,330,000,000
Preferred stock	6,000,000	0
Trading securities	137,000,000	2,330,000,000
Other trading securities	128,000,000	5,000,000
Realized gains (losses) on trading securities
Net unrealized gains (losses) on trading securities held at year end	0	(9,000,000)
Net realized gains (losses) on trading securities sold or redeemed during the year	(3,000,000)	5,000,000
Total	(3,000,000)	(4,000,000)
Unrealized and realized gains (losses) on other securities, less than			$ 1,000,000
U.S. government and government sponsored entities
Trading securities
Bonds	0	303,000,000
Bonds
Trading securities
Trading securities	131,000,000
Obligations of states, municipalities, and political subdivisions
Trading securities
Bonds	0	14,000,000
Certificates of deposit and commercial paper
Trading securities
Bonds	0	238,000,000
Non-U.S. government and government sponsored entities
Trading securities
Bonds	3,000,000	20,000,000
Corporate debt
Trading securities
Bonds	124,000,000	1,056,000,000
Residential mortgage-backed securities (“RMBS”)
Trading securities
Bonds	2,000,000	36,000,000
Commercial mortgage-backed securities (“CMBS”)
Trading securities
Bonds	2,000,000	151,000,000
Collateralized debt obligations (“CDO”)/Asset-backed securities (“ABS”)
Trading securities
Bonds	$ 0	$ 512,000,000